Employee Retirement Plan	12 Months Ended
Dec. 31, 2018
AmpliPhi Biosciences Corporation [Member]
Employee Retirement Plan

11. Employee Retirement Plan

The Company’s employees participate in an employee retirement plan under Section 401(k) of the Internal Revenue Code of 1986, as amended. All of the Company’s employees who meet minimum eligibility requirements are eligible to participate in the plan. Matching contributions to the 401(k) plan are made for certain eligible employees to meet non-discrimination provisions of the plan. The Company made matching contributions to the 401(k) plan of $2,000 and $12,000 for the years ended December 31, 2018 and 2017, respectively, and the contributions were recorded to operating expense in the consolidated statements of operations.

C3J [Member]
Employee Retirement Plan

14.    Employee Retirement Plan

The Company’s employees participate in an employee retirement plan under Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company does not match employee contributions to the plan.